Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of tradeable warrants at fair value
	Carrying amount			Fair value
	Cash and receivables €’000	Liabilities €’000	Total carrying amount €’000	Level 1 €’000	Level 2 €’000	Level 3 €’000	Total €’000
2020
Trade receivables	-	-	-	-	-	-	-
Cash and cash equivalents	58,007	-	58,007	-	-	-	-
Other receivables	544	-	544	-	-	-	-
Trade payables	-	-	-	-	-	-	-
Tradeable warrants	-	-	-	36,273	-	-	36,273
Non-tradeable warrants	-	-	-	-	-	16,659	16,659
Other payables	-	(2,126)	(2,126)	-	-	-	-
	58,551	(2,126)	56,425	36,273	-	16,659	52,932
	Carrying amount			Fair value
	Cash and receivables €’000	Liabilities €’000	Total carrying amount €’000	Level 1 €’000	Level 2 €’000	Level 3 €’000	Total €’000
2019
Trade receivables	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Other receivables	2	-	2	-	-	-	-
Trade payables	-		-	-	-	-	-
Other payables	-	(16)	(16)	-	-	-	-
	2	(16)	(14)	-	-	-	-

Schedule of quantitative information of significant unobservable inputs
Description	Valuation technique	Unobservable input	Value	Fair value €’000s
Derivate liability – non-tradeable warrants	Pricing model	Illiquidity discount	5%	16,659
Equity settled share-based payments	Pricing model	Illiquidity discount	5%	29,702

Schedule of unobservable inputs in fair value measurement within Level 3
Description	Input	Sensitivity applied	Effect on fair value €’000s
Derivative liability – non-tradeable warrants	Illiquidity discount	-100bps	(175)
Equity settled share-based payments	Illiquidity discount	-100bps	(76)

Schedule of reconciliation from opening balances to closing balances
	Note	Derivative liability – non-tradeable warrants
Balance at December 31, 2018		-
Balance at December 31, 2019		-
Issued in the HL Transaction/Fusion Fuel re-organization	6	20,568
Warrants exercised
Fair value movement in derivates / share-based payment expensed	14	(3,909)
Balance at December 31, 2020		16,659

Schedule of expected contractual maturities
	Carrying	Contractual	Less than	1 – 2	2 – 5	More than
	amount €’000	cash flows €’000	one year €’000	years €’000	years €’000	5 years €’000
December 31,2020
Derivative financial instruments - warrants	52,932	-	52,932	-	-	-
Other payables	2,126	2,126	2,126	-	-	-
Total	55,058	2,126	55,058	-	-	-
	Carrying	Contractual	Less than	1 – 2	2 – 5	More than
	amount €’000	cash flows €’000	one year €’000	years €’000	years €’000	5 years €’000
December 31, 2019
Other payables	16	16	16	-	-
Total	16	16	16	-	-	-

Schedule of significant exchange rates
	Average rate		Year-end spot rate
	2020	2019	2020	2019
Euro
USD	0.8755	0.8933	0.8149	0.8902

Schedule of possible strengthening of the euro
	2020 €’000	2019 €’000

USD (10 percent strengthening of the euro)	918	-